Finance costs	12 Months Ended
Dec. 31, 2017
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Finance costs
7.	Finance costs

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Interest on bank loans	146,003	157,254	208,486	7,034
Interest on lease payable	—	212	708	24
Less: Amounts capitalized in qualifying assets	(19,382)	(12,921)	(18,769)	(633)

	126,621	144,545	190,425	6,425
Finance expense	15,890	34,571	26,858	906

	142,511	179,116	217,283	7,331